SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
27)    SEGMENT INFORMATION
The CEO is the Chief Operating Decision Maker (“CODM”). Management has determined the operating segments on the basis of the information reviewed by the CEO for the purposes of allocating resources and assessing performance. The results measurement used by the CEO to assess the performance of the Atento Group’s segments is the EBITDA (as defined below).
The CEO considers the business from the geographical perspective in the following areas:
▪EMEA, which combines the activities carried out regionally in Spain.
▪The Americas, which includes the activities carried out by the various Spanish-speaking companies in Mexico, Central and South America. It also includes transactions in the United States.
▪Brazil, which is managed separately in view of its different language and major importance.
The Atento Group uses EBITDA to track the performance of its segments and to establish operating and strategic targets. Management believes that EBITDA provides an important measure of the segment’s operating performance because it allows management to evaluate and compare the segments’ operating results, including their return on capital and operating efficiencies, from period to period by removing the impact of their capital structure (interest expenses), asset bases (depreciation and amortization), and tax consequences. EBITDA is defined as profit/(loss) for the period before net finance expense (which includes finance income, finance costs, change in fair value of financial instruments and net foreign exchange losses), income taxes and depreciation and amortization.
EBITDA is a commonly reported measure and are widely used among analysts, investors and other interested parties in the Atento Group’s industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. EBITDA should not be considered as an alternative to the profit for the year as a measurement of our consolidated earnings or as an alternative to consolidated cash flow from operating activities as a measurement of our liquidity.
The following tables present financial information for the Atento Group’s operating segments for the years ended December 31, 2020, 2021 and 2022 (in thousand U.S. dollars):
a)    Disaggregated revenue information

For the year ended December 31, 2020
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and Eliminations	Total Group
Revenue
Sales to other companies	113,864	381,133	466,701	—	961,698
Sales to Telefónica Group	120,798	195,804	133,962	—	450,564
Sales to other group companies(*)	—	5,101	8,732	(13,833)	—
Total Revenue	234,662	582,038	609,395	(13,833)	1,412,262

Income/( Expenses)
Supplies	(27,464)	(11,902)	(36,302)	3,392	(72,276)
Employee benefit Expenses	(172,950)	(451,801)	(430,417)	(5,240)	(1,060,408)
Changes in trade provision	(305)	(1,665)	(3,323)	—	(5,293)
Other operating income and expense	(18,593)	(64,072)	(61,139)	30,767	(113,038)
EBITDA	15,350	52,598	78,214	15,086	161,247

Depreciation and amortization	—	—	—	—	(120,920)
Net finance expense	—	—	—	—	(82,428)
Profit/(loss) before income tax	—	—	—	—	(42,101)

Other disclosures
Capital expenditure	3,234	8,931	23,699	10	35,874
Intangible, Goodwill and PP&E	47,759	150,100	240,032	496	438,387
Allocated assets (**)	400,010	545,587	539,222	(308,696)	1,176,123
Allocated liabilities	153,405	309,118	451,376	142,548	1,056,447

(*)    Includes the allocated revenue among the operating segments.

For the year ended December 31, 2021
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and Eliminations (**)	Total Group
Revenue
Sales to other companies	129,120	427,501	428,418	—	985,039
Sales to Telefónica Group	120,965	203,828	139,393	—	464,186
Total Revenue	250,085	631,329	567,811	—	1,449,225

Income/(Expenses)
Supplies	(46,527)	(11,298)	(51,928)	(16)	(109,769)
Employee benefit expenses	(164,267)	(493,146)	(435,506)	(9,749)	(1,102,668)
Impairment charges	—	(1,977)	—	—	(1,977)
Changes in trade provision	(583)	(280)	1,159	—	296
Other operating income and expense	(718)	(52,378)	(30,054)	(6,222)	(89,372)
EBITDA	37,990	72,250	51,482	(15,987)	145,735

Net finance expense	—	—	—	—	(100,999)
Depreciation and amortization	—	—	—	—	(133,228)
Profit/(loss) before income tax	—	—	—	—	(88,492)

Other disclosures
Intangible, Goodwill and PP&E	36,877	149,891	233,877	281	420,926
Allocated assets(*)	378,098	551,670	535,527	(352,425)	1,112,870
Allocated liabilities	346,893	121,779	487,292	169,781	1,125,745

(*) Allocated assets include adjustment at corporate level related to intangible assets arising from business combination due Bain Capital acquisition.
(**) Other and eliminations includes eliminations of intercompany balances.

For the year ended December 31, 2022
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and Eliminations (**)	Total Group
Revenue
Sales to other companies	127,945	396,225	425,779	—	949,949
Sales to Telefónica Group	105,976	186,926	147,117	—	440,019
Total Revenue	233,921	583,151	572,896	—	1,389,968

Income/(Expenses)
Supplies	(36,055)	(22,150)	(26,949)	(4,488)	(89,642)
Employee benefit expenses	(164,985)	(477,659)	(441,469)	(3,819)	(1,087,932)
Impairment charges	—	(9,833)	(7,662)	—	(17,495)
Changes in trade provision	(316)	(149)	(56)	(56)	(577)
Other operating income and expense	(10,552)	(42,273)	(57,749)	(668)	(111,242)
EBITDA	22,013	31,087	39,011	(9,031)	83,080

Net finance expense	—	—	—	—	(165,098)
Depreciation and amortization	—	—	—	—	(121,254)
Profit/(loss) before income tax	—	—	—	—	(203,272)

Other disclosures
Intangible, Goodwill and PP&E	28,508	116,138	184,458	455	329,559
Allocated assets(*)	354,332	477,830	466,900	(413,090)	885,972
Allocated liabilities	140,915	360,660	541,060	192,204	1,234,839

(*)    Allocated assets include adjustment at corporate level related to intangible assets arising from business combination due Bain Capital acquisition.
(**)    Other and eliminations includes eliminations of intercompany balances.
The breakdown of sales to customers by the main countries where the Atento Group operates is as follow:

	For the years ended December 31,
	2020	2021	2022
Country
Spain	234,662	250,085	233,921
EMEA	234,662	250,085	233,921

Argentina	56,973	72,251	75,136
Chile	82,188	79,706	78,353
Colombia	70,970	79,003	78,290
El Salvador	17,507	21,384	15,064
United States	62,262	91,946	59,646
Guatemala	6,232	4,624	5,158
Mexico	161,492	174,536	166,766
Peru	85,375	74,457	68,477
Puerto Rico	16,689	16,979	20,360
Uruguay	2,298	2,711	3,111
Panama	3,615	744	88
Nicaragua	3,314	527	—
Costa Rica	8,022	12,461	12,702
Americas	576,937	631,329	583,151
Brazil	600,663	567,811	572,896
Brazil	600,663	567,811	572,896
Total revenue	1,412,262	1,449,225	1,389,968